Fair Value of Financial Instruments and Risk Management - Credit Risk Narrative (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Value of derivative instruments in net liability positions	$ 83	$ 99
Three customers | Revenue | Customer concentration risk | ITC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	65.00%